Annual Fund Operating Expenses - FS Long/Short Equity Fund	Apr. 30, 2021
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	3.98%	[1]
Expenses (as a percentage of Assets)	5.08%
Fee Waiver or Reimbursement	(3.73%)	[2]
Net Expenses (as a percentage of Assets)	1.35%
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	3.90%	[1]
Expenses (as a percentage of Assets)	5.25%
Fee Waiver or Reimbursement	(3.65%)	[2]
Net Expenses (as a percentage of Assets)	1.60%

[1]
The Adviser (as defined below) has contractually agreed to waive its management fee so that the fee received equals 0.60% of the Fund’s average daily net assets until the earlier of (i) December 31, 2021 or (ii) the date on which gross proceeds that have been received by the Fund from investors, in the aggregate, exceed $150 million. The Adviser’s contractual management fee, without giving effect to this waiver, is equal to 1.10 percent of the Fund’s average daily net assets.

[2]
The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions, dividends and interest paid on short positions, acquired fund fees and expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) to not more than 0.25 percent of the average daily net assets for the Fund until at least April 30, 2022. The Fund may terminate the Expense Limitation Agreement at any time. The Expense Limitation Agreement permits the Adviser to recoup waived or reimbursed amounts within the three-year period from the date of the waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver and reimbursement or recoupment.